Trade Receivables, Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2022
Trade Receivables, Other Receivables and Prepayments [Abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS
26.	TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

	As at December 31,
	2022	2021
Trade receivables	37,487	18,952,763
Bad debt provision for trade receivables	(37,487)	(11,215,912)
	-	7,736,851

	As at December 31,
	2022	2021
Other receivables	318,643	344,437
Long-term receivable to be collected within 1 year	3,000,000	-
Prepayments	2,182,463	1,983,685
	5,501,106	2,328,122

The fair value of trade and other receivables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Prepayments include advances to suppliers, prepaid expenses and prepaid income tax.

Before accepting any new customer, the Group assesses the potential customer’s credit quality and defined credit limits by customer. Limits attributed to customers are reviewed once a year. The aging analysis of trade receivables is as follows:

	As at December 31,
	2022	2021
Current	-	2,629,433
Past due for less than 4 months	-	1,411,252
Past due for more than 4 months	37,487	14,912,078
	37,487	18,952,763

The provision for doubtful debts is recorded using a provision account unless the Group is satisfied that recovery is remote, in which case the unrecovered loss is written off against trade receivables and the provision for doubtful debts directly. The Group does not hold any collateral over these balances.

The movement in the provision for doubtful debts during the year is as follows:

	2022	2021
As at January 1	11,215,912	4,923,646
Provision provided in the year	37,487	6,076,620
Reverse due to disposal of subsidiaries	(11,215,912)
Translation adjustment	-	215,646
As at December 31	37,487	11,215,912